Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Land	$ 3,724	$ 3,724
Building	82,017	90,139
Computer equipment and software	506,322	440,930
Office furniture and fixtures	107,507	91,933
Laboratory equipment	29,210	44,567
Leasehold improvements	70,123	32,261
Motor vehicles	65	160
Property, plant and equipment, gross	798,968	703,714
Less accumulated depreciation and asset write offs	(462,524)	(529,371)
Property, plant and equipment (net)	$ 336,444	$ 174,343